Rights of Use	12 Months Ended
Dec. 31, 2022
Rights of Use [Abstract]
Rights of Use	Rights of use
The movement of rights of use in 2022 and 2021 is as follows:

2022
Millions of euros	Balance at 12/31/2021	Additions	Amortization	Disposals	Business combinations	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2022
Rights of use on land and natural properties	793	367	(279)	(7)	—	(15)	26	885
Rights of use on buildings	3,561	1,402	(1,139)	(29)	110	(11)	236	4,130
Rights of use on plant and machinery	3,024	596	(574)	(19)	—	(5)	15	3,037
Other rights of use	201	83	(72)	(2)	1	11	5	227
Total of rights of use	7,579	2,448	(2,064)	(57)	111	(20)	282	8,279

2021
Millions of euros	Balance at 12/31/2020	Additions (1)	Sale of the towers division of Telxius	Amorti-zation	Disposals	Business combina-tions	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2021
Rights of use on land and natural properties	762	316	(85)	(191)	(15)	—	(11)	17	793
Rights of use on buildings	2,819	776	1,096	(1,012)	(94)	4	(40)	12	3,561
Rights of use on plant and machinery	1,238	796	1,478	(382)	(109)	—	1	2	3,024
Other rights of use	163	91	11	(64)	(3)	4	2	(3)	201
Total of rights of use	4,982	1,979	2,500	(1,649)	(221)	8	(48)	28	7,579
(1) Total additions of rights of use in 2021 amounted to 2,439 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

"Business combinations" in 2022 corresponds to the acquisition of rights of use of Oi, the Incremental Group and the BE-terna Group (see Note 5) amounting to 105, 1 and 5 million euros, respectively.
"Business combinations" in 2021 corresponded to the inclusion of Cancom Ltd in the consolidation perimeter (see Note 5) amounted to 8 million euros.
The effect of the translation into euros of rights of use of the Group's companies in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) is shown in the column "Translation differences and hyperinflation adjustments".

In 2022, there was an increase in amortization of rights of use amounting to 17 million euros (40 million euros in 2021) due to the reduction in the useful lives of certain rights of use of Telefónica México as a result of the transformation of the operating model announced in November 2019.

In 2021 Telxius sold its telecommunications towers division to American Tower Corporation (see Note 2). The Telefónica Group operators maintained the leases agreements of the towers signed with the companies sold, subsidiaries of Telxius. Consequently, as of the closing date of the transactions, rights of use were recorded in the consolidated statement of financial position in the amount of 2,633 million euros. “Sale of the towers division of Telxius” column also includes the derecognition of rights of use with third parties corresponding to the second phase of the sale agreement between Telefonica Germany and Telxius in the amount of 133 million euros.
"Transfers and others" in 2021 included the transfer to "Non-current assets and disposal groups held for sale" of the rights of use of Telefónica El Salvador amounted to 36 million euros (see Note 30).
The gross cost and accumulated depreciation of the rights of use at December 31, 2022 and 2021 are as follows:

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,923	(1,038)	885
Rights of use on buildings	8,053	(3,923)	4,130
Rights of use on plant and machinery	4,560	(1,523)	3,037
Other rights of use	469	(242)	227
Total of rights of use	15,005	(6,726)	8,279

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,491	(698)	793
Rights of use on buildings	6,214	(2,653)	3,561
Rights of use on plant and machinery	4,003	(979)	3,024
Other rights of use	404	(203)	201
Total of rights of use	12,112	(4,533)	7,579
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2022 and 2021 are as follows:

Millions of euros	2022	2021
Short-term leases included in operating results as supplies	22	23
Variable lease payments not included in the measurement of lease liabilities	17	18
Total expenses as supplies	39	41
Short-term leases included in external services	52	39
Leases of low-value assets included in external services	8	9
Variable lease payments not included in the measurement of lease liabilities	26	32
Total expenses as external services (Note 26)	86	80
Total lease expenses	125	121